Member Advances and Notes Payable	12 Months Ended
Dec. 31, 2013
Member Advances and Notes Payable

7.    Member Advances and Notes Payable

In October 2009, the Company amended and restated its outstanding loans with Chad L. Williams and entities controlled by Chad L. Williams into a loan in the original principal amount of $20.4 million (the “Member Advances”). The Member Advances were unsecured and had a maturity date of the earliest of December 31, 2013 or upon certain specified transactions. The Member Advances were subordinate in priority to the Company’s mortgage notes payable. Interest under the Member Advances accrued monthly at the rate of 9% per annum, which was added to the principal balance of the Member Advances if not paid. The balance of the Member Advances is separately disclosed on the face of the financial statements. On May 1, 2013, the lender under the Member Advances exercised an option to purchase $10 million of the Operating Partnership’s Class D units in exchange for the cancellation of $10 million of the outstanding balance under the Member Advances. The Company repaid the remaining outstanding balance of the Member Advances in the second quarter of 2013.

Qualitytech, LP [Member]
Member Advances and Notes Payable

7.    Member Advances and Notes Payable

In October 2009, the Company amended and restated its outstanding loans with Chad L. Williams and entities controlled by Chad L. Williams into a loan in the original principal amount of $20.4 million (the “Member Advances”). The Member Advances were unsecured and had a maturity date of the earliest of December 31, 2013 or upon certain specified transactions. The Member Advances were subordinate in priority to the Company’s mortgage notes payable. Interest under the Member Advances accrued monthly at the rate of 9% per annum, which was added to the principal balance of the Member Advances if not paid. The balance of the Member Advances is separately disclosed on the face of the financial statements. On May 1, 2013, the lender under the Member Advances exercised an option to purchase $10 million of the Operating Partnership’s Class D units in exchange for the cancellation of $10 million of the outstanding balance under the Member Advances. The Company repaid the remaining outstanding balance of the Member Advances in the second quarter of 2013.